Acquisitions - Schedule of Pro Forma Statement of Operations Information (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Business Acquisition [Line Items]
Revenues			$ 3,380.0	$ 3,911.6
Net income (loss) attributable to Lionsgate Studios Corp.			$ (376.5)	$ 63.4
eOne
Business Acquisition [Line Items]
Revenues	$ 900.2	$ 1,667.6
Net income (loss) attributable to Lionsgate Studios Corp.	$ 31.7	$ (279.4)